Schedule of Investments (unaudited)	iShares® Blockchain and Tech ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.1%
Silvergate Capital Corp., Class A(a)(b)	169	$2,941

Capital Markets — 21.7%
Allfunds Group PLC	2,326	16,312
Bakkt Holdings Inc.(a)(b)	117,770	140,146
Coinbase Global Inc., Class A(a)(b)	12,734	450,656
Galaxy Digital Holdings Ltd.(a)(b)	71,139	203,330
Robinhood Markets Inc., Class A(a)(b)	2,578	20,985
SBI Holdings Inc.	1,500	28,579
Voyager Digital Ltd.(a)	57,043	1,387
		861,395

Interactive Media & Services — 0.9%
Z Holdings Corp.	13,800	34,466

IT Services — 26.3%
Block Inc. New(a)(b)	8,896	559,025
DXC Technology Co.(a)	1,380	36,570
GMO internet group Inc.	400	7,472
International Business Machines Corp.	1,358	191,328
NTT Data Corp.	3,800	55,376
PayPal Holdings Inc.(a)	2,704	192,579
		1,042,350

Professional Services — 4.1%
Wolters Kluwer NV	1,570	164,277

Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices Inc.(a)	2,694	174,490
Ambarella Inc.(a)(b)	220	18,091
Amlogic Shanghai Co. Ltd.(a)	1,101	11,185
MaxLinear Inc.(a)	438	14,870
Nvidia Corp.(b)	1,203	175,807
		394,443

Software — 32.0%
Applied Blockchain Inc., NVS(a)	44,725	82,294
Bit Digital Inc.(a)	95,657	57,394
Security	Shares	Value

Software (continued)
Bitfarms Ltd/Canada(a)(b)	371,788	$163,587
Cleanspark Inc.(a)	99,591	203,166
Hive Blockchain Technologies Ltd.(a)	102,271	147,270
Hut 8 Mining Corp.(a)(b)	181,729	154,470
Marathon Digital Holdings Inc.(a)(b)	87,731	300,040
Riot Blockchain Inc.(a)(b)	45,786	155,214
YGSOFT Inc.	6,600	7,230
		1,270,665
Technology Hardware, Storage & Peripherals — 4.7%
Canaan Inc., ADR(a)(b)	86,636	178,470
GRG Banking Equipment Co. Ltd., Class A	6,200	8,881
		187,351
Total Long-Term Investments — 99.7%
(Cost: $6,539,526)		3,957,888

Short-Term Securities

Money Market Funds — 20.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	826,369	826,617

Total Short-Term Securities — 20.8%
(Cost: $826,209)		826,617

Total Investments — 120.5%
(Cost: $7,365,735)		4,784,505

Liabilities in Excess of Other Assets — (20.5)%		(813,692)

Net Assets — 100.0%		$3,970,813

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/25/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$826,105	(b)	$—	$104	$408	$826,617	826,369	$36,139	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	0	(b)	—	—	—	—	—	158		—
					$104	$408	$826,617		$36,297		$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Blockchain and Tech ETF
December 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-MINI Russell 2000	1	03/17/23	$9	$(27)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,622,723	$335,165	$—	$3,957,888
Money Market Funds	826,617	—	—	826,617
	$4,449,340	$335,165	$—	$4,784,505
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(27)	$—	$—	$(27)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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